Intangible Assets and Goodwill (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Mar. 31, 2026
Goodwill and Intangible Assets Disclosure [Abstract]
Interest acquisition in related properties (in%)	100.00%
Depreciation and amortization expense related to amortization of intangible assets	$ 48,000	$ 53,000
Goodwill	3,849	3,849	$ 3,849
Goodwill impairment charges	$ 0	$ 0